SCHEDULE II - FINANCIAL INFORMATION OF REGISTRANT- PARENT COMPANY ONLY - Statement of Operations - Parent Company Only (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Net investment income	$ 18,247	$ 17,853	$ 16,518	$ 14,894	$ 13,341	$ 11,945	$ 10,921	$ 10,199	$ 67,512	$ 46,406	$ 38,072
Net realized investment (losses) gains	0	0	0	(33)	6	14	53	408	(33)	481	729
Total revenues									579,003	523,345	485,072
Expenses
Interest expense	8,066	8,059	8,048	8,039	8,035	8,036	8,051	8,041	32,212	32,163	31,796
Gain from change in fair value of warrant liability					0	0	(1,020)	(93)	0	(1,113)	(566)
Total expenses									166,300	146,040	188,347
Income before income taxes	105,181	107,300	104,049	96,173	94,780	98,589	97,189	86,747	412,703	377,305	296,725
Income tax expense	21,768	23,345	23,765	21,715	21,840	21,751	21,745	19,067	90,593	84,403	65,595
Net income	$ 83,413	$ 83,955	$ 80,284	$ 74,458	$ 72,940	$ 76,838	$ 75,444	$ 67,680	322,110	292,902	231,130
Other comprehensive income (loss), net of tax:
Unrealized gains (losses) in accumulated other comprehensive income, net of tax expense (benefit) of $312, $(748), and $(95) for each of the years in the three-year period ended December 31, 2023, respectively									64,380	(205,428)	(51,795)
Reclassification adjustment for realized losses (gains) included in net income, net of tax (benefit) expense of $(7), $(3) and $2 for each of the years in the three-year period ended December 31, 2023, respectively									26	(380)	(576)
Other comprehensive income (loss), net of tax									64,406	(205,808)	(52,371)
Comprehensive income									386,516	87,094	178,759
Parent
Revenues
Net investment income									3,920	1,204	327
Net realized investment (losses) gains									(31)	(13)	10
Total revenues									3,889	1,191	337
Expenses
Other operating expenses									7,828	7,590	8,264
Interest expense									0	0	68
Gain from change in fair value of warrant liability									0	(1,113)	(566)
Total expenses									7,828	6,477	7,766
Equity in net income of subsidiaries									412,974	378,406	303,970
Income before income taxes									409,035	373,120	296,541
Income tax expense									86,925	80,218	65,411
Net income									322,110	292,902	231,130
Other comprehensive income (loss), net of tax:
Unrealized gains (losses) in accumulated other comprehensive income, net of tax expense (benefit) of $312, $(748), and $(95) for each of the years in the three-year period ended December 31, 2023, respectively									1,173	(2,815)	(357)
Reclassification adjustment for realized losses (gains) included in net income, net of tax (benefit) expense of $(7), $(3) and $2 for each of the years in the three-year period ended December 31, 2023, respectively									25	10	(8)
Equity in other comprehensive income (loss) of subsidiaries									63,208	(203,003)	(52,006)
Other comprehensive income (loss), net of tax									64,406	(205,808)	(52,371)
Comprehensive income									$ 386,516	$ 87,094	$ 178,759